TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 629	$ 614
Collateral deposits	434	1
Prepaids and others	354	64
Inventory	31	26
Income tax receivables	39	15
Other short-term receivables	139	162
Current portion of contract asset	57	46
Trade receivables and other current assets, net	$ 1,683	$ 928
% of trade receivables that is current	82.00%	84.00%